Shareholder Report, Average Annual Return (Details) 194904_Aristotle Core Bond Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	64 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	4.63%	0.77%	0.20%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	(0.31%)